INVESTMENTS	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS

NOTE 4 — INVESTMENTS

The Cooperative has determined fair value of its investments held to maturity based on Level 2 inputs.

December 31, 2020:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$4,848	$—	$4,848
Money Market & CD’s	—	441	—	441
	$—	$5,289	$—	$5,289

December 31, 2019:
Corporate Bonds	$—	$4,772	$—	$4,772
Money Market & CD’s	—	336	—	336
	$—	$5,108	$—	$5,108

The Cooperative’s investments held to maturity are as follows as of December 31, 2020 and 2019 (in thousands):

	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
December 31, 2020:
Corporate Bonds	$4,740	$113	$(5)	$4,848
Money Market & CD’s	441	—	—	441
	$5,181	$113	$(5)	$5,289

December 31, 2019:
Corporate Bonds	$4,691	$81	$—	$4,772
Money Market & CD’s	336	—	—	336
	$5,027	$81	$—	$5,108

Corporate bond maturities are as follows as of December 31, 2020 (in thousands):

	Net
	Carrying
	Amount	Fair Value

Due in 1 year or less	$2,997	$3,022
Due in 2 to 5 years	1,536	1,624
Due in 6 to 10 years	207	202
	$4,740	$4,848